Discontinued Operation	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATION

Note 4 – DISCONTINUED OPERATION

The Company’s subsidiary, Tiandihui, was mainly engaged in the development, manufacture and sale of petfood in China and other regions. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023 and all the material claims against Tiandihui that arose prior to the date of the completion of Tiandihui’s bankruptcy proceedingwere resolved.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2022, while results of operations related to the discontinued operations for the years ended December 31, 2022 and 2021, were reported as income (loss) from discontinued operations.

Prior to the final bankruptcy property distribution plan approved by the Court on December 27, 2023, Tiandihui had short-term bank loans of $4,986,206 as of December 31, 2022, payable to several PRC financial institutions, which were also corporately or personally guaranteed.Tiandihui also pledged certain property and equipment as collateral to further guarantee these loans. As a result of the Court approved bankruptcy property distribution plan, Tiandihui’s liabilities arising from the bankruptcy proceedings were fully discharged as of December 31, 2023. The Company recorded a loss from the disposition of Tiandihui in the amount of $15,095,547 for the year ended December 31, 2023.

The results of discontinued operations for years ended December 31, 2023, 2022 and 2021 are as follows:

	For the Years Ended December 31,
	2023	2022	2021
Revenue	$-	$159	$10,794
Cost of revenues	-	(5,260)	(342,496)
Gross profit	-	(5,101)	(331,02)
Operating expenses	(138,263)	(140,073)	(621,760)
(Loss) income from discontinued operations	(138,263)	(145,174)	(953,462)
Other income (expense), net	(14,957,284)	(193,880)	(1,692,369)
(Loss) income before tax	(15,095,547)	(339,054)	(2,645,831)
Net (loss) income from discontinued operations	$(15,095,547)	$(339,054)	$(2,645,831)